Segall Bryant & Hamill Trust

540 West Madison Street

Suite 1900

Chicago, IL 60661

July 23, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for Segall Bryant & Hamill Trust (the “Trust”) on behalf of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Fund”) (File No. 811-03373)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 for the Fund under the Securities Act of 1933, as amended. This Form N-14 is being filed in connection with reorganization of the Segall Bryant & Hamill Small Cap Value Dividend Fund, a series of the Trust, with and into the Segall Bryant & Hamill Small Cap Value Fund, also a series of the Trust, which will assume all of the assets and liabilities of the Fund.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Ms. M. Maggie Bull, Esq., Ultimus Fund Solutions, Assistant Secretary for the Trust, at (513) 869-4262.

Sincerely,

/s/Derek W. Smith
Derek W. Smith
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP